Schedule of Restricted Stock Unit Activity and Performance Stock Unit Activity (Details) - Restricted Stock Units and Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net Stock Units, Beginning Outstanding	64,173
Weighted-Average Grant-Date Fair Value per Share, Beginning Outstanding	$ 10.30
Net Stock Units, Awarded	498,255	184,018
Weighted-Average Grant-Date Fair Value per Share, Awarded	$ 9.46	$ 10.30
Net Stock Units, Released	(21,325)	(25,091)
Weighted-Average Grant-Date Fair Value per Share, Released	$ 10.30	$ 10.30
Net Stock Units, Forfeited	(81,746)	(94,754)
Weighted-Average Grant-Date Fair Value per Share, Forfeited	$ 9.59	$ 10.30
Weighted average remaining contractual life	1 year 6 months	1 year 9 months 18 days
Net Stock Units, Ending Outstanding	459,357	64,173
Weighted-Average Grant-Date Fair Value per Share, Ending Outstanding	$ 9.51	$ 10.30